Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories
9.	Inventories

	December 31, 2023
	Cost	Allowance for valuation loss	Book value
Finished goods	$23,116	$-	$23,116

	December 31, 2022
	Cost	Allowance for valuation loss	Book value
Finished goods	$68,629	$-	$68,629

The cost of inventories and services recognized as expense for the year:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Cost of goods sold	$42,126	$7,266,283	$16,790,457
Cost of services	19,934,023	6,805,619	9,678,205
	$19,976,149	$14,071,902	$26,468,662